Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of income (loss) before taxes and provision for (benefit from) income taxes

		For the period from
		June 26,
	For The Year	2018 (inception)
	Ended	through
	December 31, 2019	December 31, 2018
Current
Federal	$1,079,282	$214,655
State	—	—
Deferred
Federal	129,196	37,594
State	—	—
Valuation allowance	(129,196)	(37,594)
Income tax provision	$1,079,282	$214,655

Schedule of income tax rate differences from the amounts computed by applying the U.S. federal income tax rate to income (loss) before income taxes

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate is as follows:

	December 31,
	2019	2018
Statutory Federal income tax rate	21.0%	21.0%
Meals & entertainment	(0.0)%	0.0%
Change in fair value of warrant liabilities	(28.4)%	(16.9)%
Change in Valuation Allowance	(1.0)%	0.9%
Income Taxes Provision (Benefit)	(8.4)%	5.0%

Schedule of deferred income tax assets and liabilities

The Company’s net deferred tax assets are as follows:

	December 31,
	2019	2018
Deferred tax assets:
StartUp/Organization Costs	$166,790	$37,594
Total deferred tax assets	166,790	37,594
Valuation allowance	(166,790)	(37,594)
Deferred tax asset, net of allowance	$—	$—

VELODYNE LIDAR, INC AND SUBSIDIARIES
Schedule of income (loss) before taxes and provision for (benefit from) income taxes

Income (loss) before income taxes consisted of the followings (in thousands):

	Year Ended December 31,
	2017	2018	2019
Domestic	$24,970	$(56,631)	$(68,645)
Foreign	601	959	736
Income (loss) before income taxes	$25,571	$(55,672)	$(67,909)

Provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2017	2018	2019
Current:
Federal	$7,192	$8	$958
State	1,428	507	(130)
Foreign	168	268	430
Total Current	8,788	783	1,258
Deferred:
Federal	1,690	3,805	(1,942)
State	(668)	2,040	1
Foreign	—	—	—
Total Deferred	1,022	5,845	(1,941)
Provision for (benefit from) income taxes	$9,810	$6,628	$(683)

Schedule of income tax rate differences from the amounts computed by applying the U.S. federal income tax rate to income (loss) before income taxes

The provision for (benefit from) income taxes differ from the amounts computed by applying the U.S. federal income tax rate to income (loss) before income taxes for the following reasons:

	Year Ended December 31,
	2017	2018	2019
U.S. federal provision at statutory rate	35.0%	21.0%	21.0%
State income taxes, net of federal benefit	4.3	7.4	1.3
Foreign income taxes at rates other than the U.S. rate	(0.2)	(0.1)	(0.4)
Tax credits	(6.0)	4.5	5.2
Permanent items	0.8	(0.7)	(0.2)
Domestic manufacturing deduction	(2.3)	—	—
Uncertain tax benefits	(3.8)	(0.5)	(0.2)
2017 Tax Cuts and Job Act impact	6.9	—	—
Prior year return to provision adjustments	3.7	0.2	(0.1)
Change in valuation allowance	—	(43.2)	(25.7)
Other	—	(0.5)	0.1
Effective tax rate	38.4%	(11.9)%	1.0%

Schedule of deferred income tax assets and liabilities

The Company’s deferred income tax assets and liabilities as of December 31, 2018 and 2019 were as follows (in thousands):

	December 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforward	$15,365	$27,325
Tax credits	2,522	5,099
Deferred revenue	2,633	4,601
Accruals and reserves	2,820	4,336
Inventories	2,992	2,176
Stock-based compensation	119	129
Other	61	52
Total deferred tax assets	26,512	43,718
Deferred tax liabilities:
Depreciation and amortization	(2,475)	(1,820)
Prepaids	—	(427)
Total deferred tax liabilities	(2,475)	(2,247)
Net deferred tax assets before valuation allowance	24,037	41,471
Valuation allowance	(24,037)	(41,473)
Net deferred tax assets (liabilities)	$—	$(2)

Summary of the aggregate changes in the total gross amount of unrecognized tax benefits

The Company does not expect that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date. The following table summarizes the aggregate changes in the total gross amount of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2017	2018	2019
Unrecognized tax benefits as of the beginning of the year	$1,884	$1,763	$2,824
Increases related to prior year tax provisions	44	78	308
Decrease related to prior year tax provisions	(968)	(216)	—
Increase related to current year tax provisions	803	1,199	1,282
Statue lapse	—	—	(226)
Unrecognized tax benefits as of the end of the year	$1,763	$2,824	$4,188